Subsequent Events	9 Months Ended
Sep. 30, 2015
Subsequent Events

18.    Subsequent Events

Subsequent events have been evaluated through March 2, 2015 which is the date the financial statements were available to be issued.

On January 2, 2015, the Company repaid $125.0 million of its outstanding borrowings under the Asset-Based Credit Facility. Refer to Note 7 for further details.

From January 1, 2015 to March 2, 2015, the Company granted stock options to purchase an aggregate of 3,715,552 shares of the Company’s common stock at an exercise price of $7.37 per share.

Unaudited [Member]
Subsequent Events

19.    Subsequent Events (unaudited)

On October 17, 2015, the Company granted RSUs that may be settled for 223,113 shares of its Class A common stock.

On October 27, 2015, the Company granted RSUs that may be settled for 373,420 shares of its Class A common stock.

In October 2015, the Company entered into an engagement letter to establish a new senior credit facility to increase its borrowing capacity to $250.0 million, which is to replace the Company’s Asset-Based Credit Facility and our Cash Flow Facility. This new facility would mature in five years and would require the Company to comply with certain customary financial and non-financial covenants. There can be no assurances as to whether, or when, the Company will enter into a definitive credit agreement with respect to this facility, or as to its terms.